Apr. 10, 2017
American Century Growth Funds

American Century Growth Funds, Inc. Summary Prospectus and Prospectus Supplement Focused Dynamic Growth Fund
Supplement dated April 10, 2017 ■ Summary Prospectus and Prospectus dated December 1, 2016

All references to Institutional Class are changed to I Class. Effective with this change, I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.